Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES:
Professional fees	817,014	213,838
Compensation expense	678,436	326,274
Research and development expense	94,383	85,323
General and administrative expenses	214,212	182,210
Total Operating Expenses	1,804,045	807,645
LOSS FROM OPERATIONS	(1,804,045)	(807,645)
OTHER INCOME (EXPENSE):
Interest expense	(108,071)	(2,479)
Debt issuance costs		(205,000)
Derivative expense	(146,141)
Gain on extinguishment of debt	44,625
Other		24,728
Total Other Income (Expense)	(209,587)	(182,751)
NET LOSS	$ (2,013,632)	$ (990,396)
NET LOSS PER COMMON SHARE - Basic and Diluted:	$ (0.03)	$ (0.02)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	58,305,875	49,273,491